Reporting Entity	12 Months Ended
Dec. 31, 2017
Disclosure of reporting entity [Abstract]
Reporting Entity
Note 1 -  Reporting Entity

A.
Cellcom Israel Ltd. ("the Company") is a company incorporated and domiciled in Israel and its official address is 10 Hagavish Street, Netanya 4250708, Israel. The consolidated financial statements of the Group as at December 31, 2017 comprise the Company and its subsidiaries (together referred to as the "Group"). The Group operates and maintains a cellular mobile telephone system in Israel and provides cellular and fixed line telecommunications services, internet services, international calls services, television over the internet services (known as Over the Top TV services, or OTT TV services) and transmission services. The Company is controlled by Koor Industries Ltd., a wholly owned subsidiary of Discount Investment Corporation Ltd. ("DIC"), which is controlled by companies controlled by Mr. Eduardo Elsztain.

B.	Material event in the reporting period - Change in estimate

In the reporting period, the Company has changed the expected useful life of certain fixed and intangible asset items. For further information, see Note 2E, regarding the Basis of Preparation of the Financial Statements.